Stock Based Compensation - Schedule of Performance Share Units Outstanding (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) PSU USDperPSU	Dec. 31, 2023 USD ($) PSU	Dec. 31, 2022 USD ($) PSU
Disclosure of other equity instruments [line items]
Number outstanding | PSU	378,970	372,460	444,620
PSU liability at Dec 31, 2024 | $	$ 25,084	$ 21,126	$ 21,239
Grant Year 2022 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2025
Number outstanding | PSU	118,240
Estimated Value Per PSU at Maturity | USDperPSU	61.74
Anticipated performance factor at maturity	200.00%
Percent of vesting period complete	93.00%
PSU liability at Dec 31, 2024 | $	$ 13,562
Grant Year 2023 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2026
Number outstanding | PSU	125,510
Estimated Value Per PSU at Maturity | USDperPSU	60.9
Anticipated performance factor at maturity	194.00%
Percent of vesting period complete	60.00%
PSU liability at Dec 31, 2024 | $	$ 8,860
Grant Year 2024 [Member]
Disclosure of other equity instruments [line items]
Year Of Maturity	2027
Number outstanding | PSU	135,220
Estimated Value Per PSU at Maturity | USDperPSU	60.53
Anticipated performance factor at maturity	125.00%
Percent of vesting period complete	26.00%
PSU liability at Dec 31, 2024 | $	$ 2,662